Prospectus and Statement of Additional Information (SAI) Supplement – February 5, 2013*

Fund	Prospectuses dated	Prospectus dated	SAI dated
Columbia Income Builder Fund	June 1, 2012	November 8, 2012	January 1, 2013

Effective February 14, 2013, the following changes are hereby made to the Fund’s prospectuses and SAI:

The following portfolio manager is hereby added under the caption “Fund Management” in the “Summary of the Fund” section of the prospectuses:

Portfolio Manager	Title	Managed Fund Since
Zach Pandl	Senior Portfolio Manager	February 2013

The rest of this section remains the same.

The following portfolio manager is hereby added under the caption “Investment Manager” in the “More Information About the Fund – Fund Management and Compensation” section of the prospectuses:

Zach Pandl

Co-manager. Service with the Fund since February 2013.

Portfolio Manager of the Investment Manager; associated with the Investment Manager as an investment professional since 2012. Prior to 2012, Mr. Pandl was a senior economist at Goldman Sachs and was an economist at Nomura Securities from 2009-2011 and Lehman Brothers from 2006-2008. Mr. Pandl began his investment career in 2006 and earned a B.S. from the University of St. Thomas, Minnesota and an M.S. from New York University.

The rest of this section remains the same.

The following portfolio manager is hereby added to Table 17. Portfolio Managers, in the Fund’s SAI:

Fund	Portfolio Manager	Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
		Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
For funds with fiscal period ending January 31

Columbia Income Builder Fund	Zach Pandl(c)	4 other accounts	$0.033 million	None	None	(4)	(13)

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of Dec. 31, 2012.

The rest of this section remains the same.

* Valid until next update.

S-6413-5 A (2/13)